Submission	Dec. 04, 2025
Submission [Line Items]
Central Index Key	0001892500
Registrant Name	Clearmind Medicine Inc.
Registration File Number	333-291817
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A